Subsequent Events (Details) (Subsequent event, USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		0 Months Ended
	Jan. 28, 2014	Feb. 06, 2014	Feb. 06, 2014 Two-year floating rate bonds	Feb. 06, 2014 Five-year floating rate bonds	Feb. 06, 2014 Five-year fixed rate bonds with 1.95% coupon rate	Feb. 06, 2014 Ten-year fixed rate bonds with 3.625% coupon rate
Subsequent events:
Dividend declared (in dollars per share)	$ 0.95
Dividend declared, date	Jan. 28, 2014
Dividend payable, date	Mar. 10, 2014
Shareholders of record, date	Feb. 10, 2014
Bonds issued		$ 4,500	$ 1,000	$ 750	$ 750	$ 2,000
Maturity term			2 years	5 years	5 years	10 years
Debt instrument, interest rate (as a percent)					1.95%	3.625%
Reference rate			three month London Interbank Offered Rate (LIBOR)	three month London Interbank Offered Rate (LIBOR)
Interest rate margin (as a percent)			0.07%	0.37%
Bond issuance date			Feb. 06, 2014	Feb. 06, 2014	Feb. 06, 2014	Feb. 06, 2014